Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Borrowings
Short-term borrowings	¥ 7,682,190	$ 1,082,014	¥ 4,940,310
Long-term borrowings	1,044,421	$ 147,104	149,925
Total	¥ 8,726,611		¥ 5,090,235